Cost of sales, without considering depreciation and amortization	12 Months Ended
Dec. 31, 2019
Disclosure of cost of sales [Line Items]
Cost of sales, without considering depreciation and amortization

21.   Cost of sales, without considering depreciation and amortization

(a)The cost of sales of goods is made up as follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	49,206	37,640	58,633

Cost of production
Services provided by third parties	196,895	243,410	254,821
Consumption of materials and supplies	96,351	133,961	129,294
Direct labor	79,076	93,122	82,930
Electricity and water	44,583	50,215	42,877
Transport	20,784	23,539	25,406
Maintenance and repair	19,729	24,415	22,062
Short-term and low-value lease	16,341	30,819	15,498
Insurances	12,235	11,311	5,870
Provision (reversal) for impairment of finished goods and product in progress, note 8(c)	(2,143)	4,521	2,118
Other minor	11,755	9,634	10,179
Total cost of production of the period	495,606	624,947	591,055
Final balance of products in process and finished goods, net of depreciation and amortization	(31,938)	(49,206)	(45,038)
Cost of sales of goods, without considering depreciation and amortization	512,874	613,381	604,650

(b)The cost of services is made up as follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Direct labor	1,231	2,128	7,398
Electricity and water	589	249	586
Consumption of materials and supplies	497	675	1,026
Services provided by third parties	331	382	1,782
Maintenance and repair	186	543	946
Insurances	163	86	246
Transport	148	50	98
Short-term and low-value lease	89	92	423
Other minor	144	113	449

	3,378	4,318	12,954

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of cost of sales [Line Items]
Cost of sales, without considering depreciation and amortization

15.  Cost of sales

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	US$(000)	US$(000)	US$(000)

Materials and supplies	693,292	693,316	556,022
Depreciation and amortization	523,512	512,298	456,467
Labor (a)	285,081	357,692	286,058
Energy	228,853	254,243	229,272
Third parties services	181,215	159,514	144,829
Depreciation for right-of-use assets (see Note 7 and 10(a))	11,488	—	—
Variable lease payments, low-value and short-term leases (see Note 10(a))	7,069	—	—
Management Fees	2,923	2,743	2,867
Change in work in process inventory	(23,427)	(8,513)	51,412
Change in finished goods inventory	(2,290)	(5,723)	2,060
Other costs	47,033	45,402	39,251

	1,954,749	2,010,972	1,768,238

(a)Labor includes an expense of US$32.2 million related to profit sharing for the year ended December 31, 2019 (US$60.2 million for the year ended December 31, 2018 and US$86.4 million for the year ended December 31, 2017).

In compliance with corporate policies, the Company recognizes administrative costs directly to cost of production (approximately U$32 million for the year ended December 31, 2019, US$30.7 million for the year ended December 31, 2018 and US$34.4 million for the year ended December 31, 2017). The effect of this policy is immaterial to the financial statements as a whole.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of cost of sales [Line Items]
Cost of sales, without considering depreciation and amortization

17.   Costs applicable to sales

This caption is made up as follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and in-process	341,213	345,489	446,503
Beginning balance of provision for net realizable value, note 8(b)	(89,127)	(62,540)	(84,374)
Royalties to related parties, note 1(a) and note 22	22,297	20,385	20,739
Mining royalties to the government	9,255	2,875	4,990
Consumption of supplies	200,036	215,863	240,881
Personnel expenses	72,325	82,645	99,702
Other services	41,120	43,671	66,408
Maintenance	26,645	22,585	24,033
Power	23,619	24,203	23,565
Depreciation and amortization	144,862	156,212	87,783
Workers' profit sharing	12,804	3,837	1,242
Provision of closure mines, note 12(b)	142,129	16,285	124,124
Ending balance of provision for net realizable value, note 8(b)	47,925	89,127	62,540
Ending balance of finished goods and in-process	(302,382)	(341,213)	(345,489)

	692,721	619,424	772,647

For the years ended December 31, 2019, 2018 and 2017, the cost of inventories recognized in cost of sales was US$326,790,  US$327,459 and US$456,647, respectively.